Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2013, 2014 and 2015 (in thousands except per share data):

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	818,056	824,007	895,725

Earnings per share effect, basic	0.25	0.25	0.27

Earnings per share effect, diluted	0.25	0.25	0.27

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2013, 2014 and 2015 (in thousands):

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Current tax expense	388,320	780,077	1,420,693
Deferred tax expense (benefit)	142,283	(117,342)	(147,285)

Income tax expenses	530,603	662,735	1,273,408

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the year ended December 31,
	2013	2014	2015
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	0.3	(1.4)	(1.5)
Effect due to overseas tax-exempt entities	1.4	1.3	(0.3)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(16.4)	(15.0)	(11.6)
Change in valuation allowance	0.8	(0.1)	1.9
Income tax refund	(7.3)	—	—
Effect of withholding income tax	6.9	2.3	2.2

Effective income tax rate	10.7	12.1	15.7

Summary of net operating tax loss carry forwards

As of December 31, 2015, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2016	92,767
Loss expiring in 2017	152,352
Loss expiring in 2018	142,616
Loss expiring in 2019	147,584
Loss expiring in 2020	113,392

648,711

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2014 and 2015 (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	96,223	202,352
Accruals	124,418	225,857

	220,641	428,209
Less: valuation allowance	(18,601)	(17,620)

Total	202,040	410,589

Deferred tax assets - Non-current:
Depreciation of fixed assets	2,151	3,096
Net operating tax loss carry forward	190,726	206,024
Amortization of Intangible assets	19,009	21,589

	211,886	230,709
Less: valuation allowance	(190,726)	(206,024)

Total	21,160	24,685

	December 31,	December 31,
	2014	2015
	RMB	RMB
Deferred tax liabilities - Current:	101,997	166,787
Deferred tax liabilities - Non-current:	—	81,434

Total	101,997	248,221

Schedule of movement of the aggregate valuation allowances for deferred tax assets

The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision/(reversal)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2013	157,306	32,557	189,863
2014	189,863	19,464	209,327
2015	209,327	14,317	223,644